Sentinel Group Funds, Inc.
                             One National Life Drive
                              Montpelier, VT 05604


February 2, 2007

VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

Re:      Sentinel Group Funds, Inc.
         Pre-Effective Amendment No. 4 to Preliminary Proxy Statement

Ladies and Gentlemen:

We are filing this amendment to the preliminary combined proxy statement/prospectus filed by the Registrant on Form N-14 on December 18, 2006 in an attempt to correct the dates listed on the facing and signature pages that were listed in the Pre-Effective Amendment No. 3 filed on February 1, 2007 (Accession No. 0000909012-07-000171), which inadvertently listed the date as January 26, 2007 rather than February 1, 2007. This amendment makes no other changes to the prior filing.

We request that you grant acceleration of the effectiveness of this filing to February 12, 2007. Please direct any communications relating to this filing to me at (802) 229-7410.

                                                              Very truly yours,

                                                              /s/ Kerry A. Jung
                                                              -----------------
                                                              Kerry A. Jung
                                                              Secretary

Enclosures